Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Equity Investments [Abstract]
Schedule of Consolidated Financial Statements

The following entity have been included in the consolidated financial statements using the equity method:

		Proportion of ownership
		Interest held
	Country of incorporation	As of December 31,
Name	Principle place of business	2024	2023
Hangzhou Tangchuang Weilai Technology Co., Ltd (“Hangzhou Tangchuang”)	the People’s Republic of China	40%	100%

Schedule of Engaged in any Substantive Business Activities
	2023	2024
	$’000	$’000
At the beginning of the year	—	—
Addition	—	4,212
Share of current year results	—	(4)
Dividends	—	—
Exchange differences	—	(51)
At the end of the year	—	4,157

Schedule of Summarized Financial Information	Hangzhou Tangchuang
As of December 31, 2024
$’000
Current assets	10,376
Current liabilities	17

Net Assets(100%)	10,393
Company share of net assets(40%)	4,157

Schedule of Comprehensive Income
Period from March 20, 2024 to December 31, 2024
Loss from continuing activities	(10)
Comprehensive income	(10)